Leasing arrangements—lessee (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of carrying amount of right of use assets
	As of	As of
	December 31, 2025	December 31, 2024
Right-of-use assets - Buildings	$81,350	$164,140

Schedule of depreciation of right of use assets

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Depreciation expenses-right-of-use - Land	$-	$-	$25,166
Depreciation expenses-right-of-use -Buildings	184,816	203,138	693,469
	$184,816	$203,138	$718,635

Schedule of information of profit and loss
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Items affecting profit or loss
Interest expense on lease liabilities (Note 24)	$3,696	$1,150	$17,474